Employee benefits and private pension plan	12 Months Ended
Dec. 31, 2025
Employee benefits and private pension plan
Employee benefits and private pension plan
17. Employee benefits and private pension plan

Accounting policy

The Company and its subsidiaries offer their employees a private pension plan of the defined contribution type and other benefits related to seniority bonus, payment of Government Severance Indemnity Fund for Employees (“FGTS”), health and dental care, and life insurance plans for eligible retirees. Annual actuarial studies, with the exception of the private pension plan, are prepared by an independent professional and reviewed by Management. The respective impacts are recognized in accordance with the projected unit credit method. The actuarial gains and losses are recognized in equity under “Accumulated other comprehensive income”.

a. ULTRAPREV - Associação de Previdência Complementar

In February 2001, the Company’s Board of Directors approved the adoption of a defined contribution pension plan to be sponsored by the Company and its subsidiaries. Participating employees have been contributing to this plan, managed by Ultraprev - Associação de Previdência Complementar (“Ultraprev”), since August 2001. The Company and its subsidiaries do not take responsibility for guaranteeing amounts or the duration of the benefits received by the retired employee.

In 2025, the Company’s subsidiaries contributed R$ 24,963 to Ultraprev (R$ 22,482 in 2024 and R$ 22,482 in 2023).

The balance of R$ 4,154 as of December 31, 2025 (R$ 4,454 as of December 31, 2024) regarding the reversal fund will be used to deduct normal sponsor contributions in a period of up to 14 months depending on the sponsor. The number of months is estimated according to the current amount being deducted from contributions of each sponsor.

The total number of participating employees as of December 31, 2025 is 3,966 active participants and 314 retired participants (3,801 active participants and 297 retired participants as of December 31, 2024). In addition, Ultraprev had 20 former employees or beneficiaries receiving benefits under the rules of a previous plan whose reserves are fully constituted.

b. Post-employment benefits

Some subsidiaries recognized a provision for post-employment benefits mainly related to seniority bonus, payment of FGTS, and health, dental care, and life insurance plans for eligible retirees.

The amounts related to such benefits are based on an annual valuation conducted by an independent actuary and reviewed by Management.

	12/31/2025	12/31/2024
Health and dental care plan (1)	184,105	177,958
Indemnification of FGTS	20,303	32,420
Seniority bonus	1,916	1,795
Life insurance (2)	9,292	10,703
Total	215,616	222,876
Current	19,067	24,098
Non-current	196,549	198,778

(1)	Applicable to Ipiranga and Iconic.
(2)	Applicable to Ipiranga, Ultragaz and Ultrapar.

Changes in the present value of the post-employment benefit obligation occurred as follows:

	12/31/2025	12/31/2024	12/31/2023
Opening balance	222,876	264,823	215,556
Expense for the year	26,051	27,077	17,521
Update/change of estimate	(14,935)	(10,094)	-
Actuarial gains from changes in actuarial assumptions	(1,716)	(41,727)	52,099
Benefits paid directly by the Company and its subsidiaries	(16,660)	(17,203)	(20,353)
Closing balance	215,616	222,876	264,823

The total expense for each year is presented below:

	12/31/2025	12/31/2024	12/31/2023
Health and dental care plan	19,713	20,420	11,182
Indemnification of FGTS	4,947	5,290	4,909
Seniority bonus	256	254	286
Life insurance	1,135	1,113	1,144
Total	26,051	27,077	17,521

The main actuarial assumptions used are:

Economic factors	12/31/2025	12/31/2024
Discount rate for the actuarial obligation at present value - Indemnification of FGTS	11.74	11.97
Discount rate for the actuarial obligation at present value - Bonus	11.76	11.82
Average discount rate for the actuarial obligation at present value - Medical services	10.97	11.07
Discount rate for the actuarial obligation at present value - Life insurance	11.74	11.82
Average projected salary growth rate - FGTS indemnity	6.64	6.80
Average projected bonus growth rate	7.33	7.33
Inflation rate (long term)	3.50	3.50
Medical services growth rate	7.64	7.64

Demographic factors

Mortality Table for the life insurance benefit - CSO-80

Mortality Table for other benefits – AT 2000 Basic decreased by 10%

Disability Mortality Table - RRB 1983 and RRB-1944

Disability Table – Weak light

Sensitivity analysis

The significant actuarial assumptions to determine the provision for post-employment benefits are: discount rate, salary growth and medical costs increases. The sensitivity analyses as of December 31, 2025, as shown below, were determined based on possible changes of assumptions occurring at the reporting date of the financial statements, keeping all other assumptions constant.

Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p.	13,544	decrease by 1.0 p.p.	15,463
Salary growth rate	decrease by 1.0 p.p.	252	increase by 1.0 p.p.	272
Medical services growth rate	decrease by 1.0 p.p.	14,150	increase by 1.0 p.p.	12,350

The sensitivity analyses presented may not represent the real change in the post-employment benefit obligation, since it is unlikely that changes occur in just one assumption alone, considering that some of these assumptions may be correlated.

Inherent risks related to post-employment benefits

Interest rate risk: a long-term interest rate is used to calculate the present value of post-employment liabilities. A reduction in this interest rate will increase the corresponding liability.

Wage growth risk: the present value of the liability is calculated using as reference the wages of the plan participants, projected with the average nominal wage growth rate. An increase in the real wages of plan participants will increase the corresponding liability.

Medical costs growth risk: the present value of the liability is calculated using as a reference the medical cost by age based on actual healthcare costs, projected based on the growth rate of medical services costs. An increase in the real medical costs will increase the corresponding liability.